SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Principles of Consolidation (Details) - subsidiary	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of subsidiaries	4	4